Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounting Policies [Line Items]
Number of operating segments | segment	1
Allowance for doubtful accounts	$ 62,515	$ 107,806
Repairs and maintenance	65,200	49,600	$ 44,400
Cash holdbacks released		39,700
Equity holdbacks released		2,400
Transaction costs	0	0	9,800
Impairment of long-lived assets	0	3,066	63,128
Non-routine gains and impairment charges	870,002	1,355,921	335,006
Advertising expenses	43,000	72,200	137,600
Depreciation and amortization	709,473	779,368	589,914
Stockholders' equity	(1,449,439)	(7,671,923)	(4,374,712)	$ (2,458,576)
Selling, general and administrative expenses
Accounting Policies [Line Items]
Cost of goods sold	91,300	248,800	384,700
Depreciation and amortization	$ 0	$ 200	14,100
Series AP-4 Preferred Stock
Accounting Policies [Line Items]
Equity holdbacks released (in shares) | shares		26,716
Class A common stock
Accounting Policies [Line Items]
Equity holdbacks released		$ 200
Equity holdbacks released (in shares) | shares		106,775
Internal use software
Accounting Policies [Line Items]
Finite-lived intangible assets, useful life	3 years
Minimum
Accounting Policies [Line Items]
Finite-lived intangible assets, useful life	1 year
Lease terms	10 years
Minimum | Furniture and equipment
Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum
Accounting Policies [Line Items]
Finite-lived intangible assets, useful life	10 years
Lease terms	20 years
Maximum | Furniture and equipment
Accounting Policies [Line Items]
Property and equipment, useful life	20 years
Retained Earnings
Accounting Policies [Line Items]
Stockholders' equity	$ (14,142,517)	$ (9,703,490)	(6,574,322)	(3,311,285)
Adoption of ASC
Accounting Policies [Line Items]
Stockholders' equity			190	1,701
Adoption of ASC | Retained Earnings
Accounting Policies [Line Items]
Stockholders' equity			$ 190	$ 1,701